SECURTER SYSTEMS INC. (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Securter Systems Inc.
Current assets	$ 8,671	$ 79
Current liabilities	(2,371)	0
Total current net assets	6,300	79
Non-current assets	29,840	26,761
Non-current liabilities	(26,600)	(26,565)
Total non-current net assets	3,240	196
Total net equity by shareholders	$ 9,540	$ 275